Fair Value Of Financial Instruments (Estimated Fair Values And Carrying Amounts Of Financial Instruments) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	$ 970,977	$ 573,296
FDIC loss share receivable	423,069	591,844
Derivative instruments	42,119	33,026
Deposits	10,748,277	9,289,013
Short-term borrowings	303,045	395,543	220,328
Long-term debt	423,377	452,733
Derivative instruments	36,890	35,010
Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	970,977	573,296
Investment securities	1,950,067	1,997,969
Loans and loans held for sale	8,766,055	7,541,050
FDIC loss share receivable	423,069	591,844
Derivative instruments	42,119	33,026
Accrued interest receivable	32,183	36,006
Deposits	10,748,277	9,289,013
Short-term borrowings	303,045	395,543
Long-term debt	423,377	452,733
Derivative instruments	36,890	35,010
Accrued interest payable	6,615	6,978
Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	970,977	573,296
Investment securities	1,956,502	2,004,305
Loans and loans held for sale	8,800,563	7,916,049
FDIC loss share receivable	207,222	331,946
Derivative instruments	42,119	33,026
Accrued interest receivable	32,183	36,006
Deposits	10,594,885	9,262,698
Short-term borrowings	303,045	395,543
Long-term debt	394,490	418,069
Derivative instruments	36,890	35,010
Accrued interest payable	$ 6,615	$ 6,978